COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Nov. 01, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent Expense	$ 3,986	$ 10,078	$ 11,898	$ 19,414	$ 33,596	$ 114,161	$ 267,188	$ 293,608
Stock option for common stock for consulting services									500,000